VIP SAI-1 05/13

SUPPLEMENT DATED MAY 15, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Statement of Additional Information is amended as follows:

The following “Independent Board Members” table on page 63 has been revised as follows:

Independent Board Members

Name of Board Member

	Dollar Range of Equity Securities in Each Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Harris J. Ashton	None	Over $100,000
Sam Ginn	None	Over $100,000
Edith E. Holiday	None	Over $100,000
J. Michael Luttig	None	Over $100,000
Frank A. Olson	None	Over $100,000
Larry D. Thompson

Developing Markets Securities

$10,001 - $50,000

Flex Cap Growth

$50,001 - $100,000

Foreign Securities

$10,001 - $50,000

Global Bond Securities

Over $100,000

Income Securities

Over $100,000

Small Cap Value

$10,001 - $50,000

Small Mid-Cap Growth

$50,001 - $100,000

Strategic Income Securities

$50,001 - $100,000

Mutual Global Discovery

$10,001 - $50,000

Mutual Shares Securities

Over $100,000

Over $100,000
John B. Wilson	None	Over $100,000

Please keep this supplement for future reference.